CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2012
Cash dividends per share	$ 0.12
(Accumulated deficit) [Member]
Cash dividends per share	$ 0.12